Cost of Sales - Time Charter, Voyage and Port Terminal Expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses by nature [abstract]
Fuel	$ 28,111	$ 20,710	$ 13,488
Time charter	4,058	5,887	6,587
Ports payroll and related costs	10,898	8,651	8,036
Ports repairs and maintenance	1,950	2,038	1,862
Ports rent	1,101	887	992
Ports insurances	2,974	2,954	2,943
Docking expenses	3,088	3,382	2,712
Maritime and regulatory fees	1,297	1,455	1,301
Towing expenses	3,891	5,348	4,193
Other expenses	5,939	3,798	4,198
Total	$ 63,307	$ 55,110	$ 46,312